Significant Accounting Policies and Significant Judgements (Details)	12 Months Ended
Oct. 31, 2021
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	7-10
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3-5
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	5-10
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	15-40